LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.29%
•Fannie Mae Connecticut Avenue Securities Series 2023-R08 1M1 6.82% (SOFR30A + 1.50%) 10/25/43	2,713,602	$2,723,866
•Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41	5,797	5,854
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	9,923,797	8,911,817
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.48% (SOFR30A + 1.16%) 12/25/29	171,784	172,128
Series 2021-DNA3 M1 6.07% (SOFR30A + 0.75%) 10/25/33	522,161	522,136
Series 2023-HQA3 A1 7.17% (SOFR30A + 1.85%) 11/25/43	2,454,641	2,482,051
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	463	476
Series T-58 2A 6.50% 9/25/43	6,615	6,875
Total Agency Collateralized Mortgage Obligations (Cost $15,838,689)		14,825,203
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.34%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	3,948,345	3,896,139
Total Agency Commercial Mortgage-Backed Security (Cost $4,003,949)		3,896,139
AGENCY MORTGAGE-BACKED SECURITIES–3.42%
Fannie Mae S.F. 15 yr 2.50% 8/1/36	2,783,731	2,536,969
Fannie Mae S.F. 30 yr
3.50% 6/1/52	6,463,309	5,863,546
4.50% 7/1/40	195,385	190,014
4.50% 8/1/41	463,745	454,797
4.50% 2/1/46	3,566,292	3,485,422
4.50% 5/1/46	355,104	348,258
4.50% 11/1/47	3,631,206	3,530,803
4.50% 4/1/48	2,028,738	1,998,381
4.50% 1/1/50	901,989	884,598
5.00% 7/1/47	396,252	396,385
5.00% 8/1/48	2,943,385	2,931,168
5.00% 7/1/49	6,980,922	6,918,634
5.50% 5/1/44	7,324,813	7,477,069
6.00% 1/1/42	789,362	817,798
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr 5.50% 9/1/41	1,316,458	$1,345,477
Total Agency Mortgage-Backed Securities (Cost $40,746,313)		39,179,319
CORPORATE BONDS–43.32%
Aerospace & Defense–0.64%
Boeing Co. 2.20% 2/4/26	2,075,000	1,942,614
RTX Corp. 5.75% 11/8/26	5,355,000	5,437,310
		7,379,924
Airlines–0.04%
United Airlines, Inc. 4.38% 4/15/26	465,000	449,533
		449,533
Auto Manufacturers–1.28%
Daimler Truck Finance North America LLC 1.63% 12/13/24	5,890,000	5,730,398
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,207,360
3.38% 11/13/25	3,070,000	2,953,554
5.80% 3/5/27	1,890,000	1,896,989
5.80% 3/8/29	1,450,000	1,455,770
6.80% 11/7/28	735,000	767,174
6.95% 6/10/26	645,000	659,012
		14,670,257
Auto Parts & Equipment–0.32%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	3,775,000	3,664,348
		3,664,348
Banks–11.41%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	2,936,982
Banco Santander SA
μ5.54% 3/14/30	1,400,000	1,399,863
5.59% 8/8/28	1,200,000	1,216,949
μBank of America Corp.
0.98% 9/25/25	6,085,000	5,944,025
5.82% 9/15/29	1,035,000	1,061,226
Bank of Montreal
1.85% 5/1/25	1,785,000	1,718,979
μ7.70% 5/26/84	2,115,000	2,139,853
μBank of New York Mellon Corp. 5.80% 10/25/28	2,167,000	2,225,323
μBarclays PLC 7.39% 11/2/28	703,000	745,504
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,313,394
BPCE SA
5.13% 1/18/28	1,065,000	1,060,539
μ5.72% 1/18/30	1,635,000	1,643,080
Citibank NA 5.49% 12/4/26	1,160,000	1,172,403
LVIP Delaware Limited-Term Diversified Income Fund–1

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCitizens Bank NA
4.12% 5/23/25	5,550,000	$5,528,393
6.06% 10/24/25	2,005,000	1,996,953
Credit Agricole SA
μ1.91% 6/16/26	1,895,000	1,811,630
5.30% 7/12/28	860,000	868,723
Deutsche Bank AG
0.90% 5/28/24	10,710,000	10,630,970
μ6.72% 1/18/29	708,000	732,187
μ6.82% 11/20/29	1,440,000	1,505,381
μFifth Third Bank NA 5.85% 10/27/25	3,320,000	3,317,332
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	1,765,000	1,612,781
•5.84% (SOFR + 0.49%) 10/21/24	9,495,000	9,500,602
Huntington National Bank
μ4.01% 5/16/25	3,040,000	3,028,573
5.65% 1/10/30	790,000	794,410
μING Groep NV 6.08% 9/11/27	1,130,000	1,143,955
JPMorgan Chase & Co.
μ5.01% 1/23/30	1,690,000	1,683,078
•6.24% (SOFR + 0.89%) 4/22/27	3,675,000	3,686,825
KeyBank NA 4.15% 8/8/25	3,821,000	3,714,143
μKeyCorp 3.88% 5/23/25	2,725,000	2,712,745
μMorgan Stanley
5.17% 1/16/30	1,385,000	1,386,173
6.14% 10/16/26	12,400,000	12,541,819
6.30% 10/18/28	1,854,000	1,917,973
PNC Bank NA 3.88% 4/10/25	4,955,000	4,870,298
μPNC Financial Services Group, Inc.
5.30% 1/21/28	2,240,000	2,242,559
5.67% 10/28/25	1,185,000	1,184,780
Popular, Inc. 7.25% 3/13/28	795,000	813,991
State Street Corp. 4.99% 3/18/27	2,080,000	2,084,029
Toronto-Dominion Bank 4.11% 6/8/27	1,878,000	1,828,058
μTruist Bank 2.64% 9/17/29	9,026,000	8,678,073
μU.S. Bancorp
4.65% 2/1/29	223,000	218,556
5.38% 1/23/30	650,000	652,871
5.73% 10/21/26	243,000	244,314
6.79% 10/26/27	1,000,000	1,035,519
μWells Fargo & Co. 3.91% 4/25/26	8,225,000	8,072,494
Wells Fargo Bank NA 5.25% 12/11/26	1,990,000	1,997,737
		130,616,045
Biotechnology–1.34%
Amgen, Inc. 5.15% 3/2/28	1,225,000	1,232,853
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. 3.70% 4/1/24	4,035,000	$4,035,000
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	10,061,853
		15,329,706
Building Materials–0.38%
Carrier Global Corp. 5.80% 11/30/25	4,290,000	4,318,475
		4,318,475
Chemicals–0.63%
Avient Corp. 5.75% 5/15/25	5,607,000	5,581,987
Celanese U.S. Holdings LLC
6.05% 3/15/25	475,000	475,914
6.17% 7/15/27	1,100,000	1,120,361
		7,178,262
Commercial Services–0.54%
ERAC USA Finance LLC
4.60% 5/1/28	4,895,000	4,833,020
5.00% 2/15/29	970,000	971,619
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	412,000	411,247
		6,215,886
Diversified Financial Services–1.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,185,315
5.10% 1/19/29	4,620,000	4,592,712
Air Lease Corp.
0.80% 8/18/24	5,645,000	5,537,451
2.88% 1/15/26	755,000	721,972
Aviation Capital Group LLC
1.95% 1/30/26	3,680,000	3,434,844
3.50% 11/1/27	2,410,000	2,242,813
Jefferies Financial Group, Inc.
5.88% 7/21/28	560,000	570,069
6.05% 3/12/25	2,110,000	2,112,233
SURA Asset Management SA 4.88% 4/17/24	978,000	976,146
		21,373,555
Electric–6.23%
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,562,577
DTE Energy Co. 5.10% 3/1/29	1,895,000	1,887,358
Duke Energy Carolinas LLC 3.95% 11/15/28	1,335,000	1,290,572
μDuke Energy Corp. 4.88% 9/16/24	3,180,000	3,152,273
LVIP Delaware Limited-Term Diversified Income Fund–2

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Enel Finance International NV 4.25% 6/15/25	1,630,000	$1,604,217
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,875,638
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,468,403
National Rural Utilities Cooperative Finance Corp.
1.88% 2/7/25	7,575,000	7,354,865
4.45% 3/13/26	2,045,000	2,023,000
4.80% 3/15/28	1,570,000	1,568,184
NextEra Energy Capital Holdings, Inc. 5.75% 9/1/25	735,000	738,154
NRG Energy, Inc. 3.75% 6/15/24	9,895,000	9,842,480
Pacific Gas & Electric Co. 5.55% 5/15/29	1,105,000	1,114,649
PacifiCorp
5.10% 2/15/29	470,000	473,377
5.45% 2/15/34	795,000	797,558
Sempra 3.30% 4/1/25	4,220,000	4,128,650
Southern California Edison Co. 1.10% 4/1/24	10,370,000	10,370,000
Southern Co. 4.85% 6/15/28	4,825,000	4,799,496
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	11,000,000	10,846,161
Vistra Operations Co. LLC 5.13% 5/13/25	440,000	436,108
		71,333,720
Electrical Components & Equipment–0.26%
WESCO Distribution, Inc. 7.13% 6/15/25	3,008,000	3,009,950
		3,009,950
Entertainment–0.66%
Warnermedia Holdings, Inc.
3.64% 3/15/25	6,245,000	6,120,920
6.41% 3/15/26	1,470,000	1,470,025
		7,590,945
Forest Products & Paper–0.27%
Inversiones CMPC SA 4.75% 9/15/24	3,120,000	3,104,689
		3,104,689
Health Care Products–0.17%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,940,000	1,905,878
		1,905,878
Health Care Services–0.68%
UnitedHealth Group, Inc.
4.25% 1/15/29	5,955,000	5,835,719
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
4.90% 4/15/31	1,910,000	$1,910,882
		7,746,601
Insurance–4.95%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	1,574,369
Athene Global Funding
1.00% 4/16/24	10,665,000	10,645,033
•6.06% (SOFRINDX + 0.70%) 5/24/24	8,585,000	8,589,447
Brighthouse Financial Global Funding
1.00% 4/12/24	8,385,000	8,373,472
•6.11% (SOFR + 0.76%) 4/12/24	4,385,000	4,385,402
Equitable Financial Life Global Funding 0.80% 8/12/24	1,825,000	1,793,180
GA Global Funding Trust 1.00% 4/8/24	12,730,000	12,717,448
Met Tower Global Funding 3.70% 6/13/25	6,120,000	6,006,032
New York Life Global Funding 5.45% 9/18/26	2,580,000	2,600,920
		56,685,303
Internet–0.29%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,367,511
		3,367,511
Leisure Time–0.17%
Carnival Corp. 7.63% 3/1/26	1,882,000	1,904,130
		1,904,130
Media–0.56%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15% 11/10/26	6,415,000	6,465,237
		6,465,237
Mining–0.31%
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30% 3/15/26	3,500,000	3,508,614
		3,508,614
Miscellaneous Manufacturing–2.24%
Parker-Hannifin Corp.
3.65% 6/15/24	5,370,000	5,346,617
4.25% 9/15/27	4,455,000	4,368,575
Teledyne Technologies, Inc. 0.95% 4/1/24	15,970,000	15,970,000
		25,685,192
LVIP Delaware Limited-Term Diversified Income Fund–3

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–0.75%
Devon Energy Corp. 5.25% 9/15/24	1,908,000	$1,903,306
Occidental Petroleum Corp.
5.50% 12/1/25	2,793,000	2,791,063
5.88% 9/1/25	3,450,000	3,460,798
Southwestern Energy Co. 5.70% 1/23/25	424,000	422,013
		8,577,180
Packaging & Containers–0.46%
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26	5,190,000	5,287,318
		5,287,318
Pharmaceuticals–1.37%
AbbVie, Inc.
2.60% 11/21/24	7,125,000	6,996,695
4.80% 3/15/29	2,640,000	2,643,873
Cardinal Health, Inc. 5.13% 2/15/29	2,255,000	2,259,397
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	3,455,000	3,405,840
Zoetis, Inc. 5.40% 11/14/25	395,000	395,517
		15,701,322
Pipelines–2.34%
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,786,892
Kinder Morgan, Inc. 5.00% 2/1/29	700,000	697,121
MPLX LP 4.88% 12/1/24	6,200,000	6,166,416
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,328,285
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	2,375,000	2,341,096
TransCanada PipeLines Ltd. 1.00% 10/12/24	9,760,000	9,515,407
		26,835,217
Real Estate Investment Trusts–0.69%
American Tower Corp. 5.20% 2/15/29	1,360,000	1,359,338
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,308,516
VICI Properties LP 4.95% 2/15/30	2,250,000	2,175,873
		7,843,727
Semiconductors–0.29%
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,268,729
		3,268,729
Software–0.88%
Oracle Corp. 5.80% 11/10/25	2,780,000	2,802,914
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies, Inc. 2.35% 9/15/24	6,670,000	$6,565,881
Workday, Inc. 3.50% 4/1/27	710,000	679,869
		10,048,664
Telecommunications–1.30%
NBN Co. Ltd. 0.88% 10/8/24	7,100,000	6,927,348
Rogers Communications, Inc. 5.00% 2/15/29	2,845,000	2,825,242
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	436,250	433,846
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,671,069
		14,857,505
Total Corporate Bonds (Cost $500,640,695)		495,923,423
NON-AGENCY ASSET-BACKED SECURITIES–21.46%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	6,000,000	5,987,317
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	3,330,000	3,310,201
•Ballyrock CLO Ltd. Series 2018-1A A1 6.58% (TSFR03M + 1.26%) 4/20/31	3,733,002	3,731,087
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.69% (TSFR03M + 1.37%) 7/20/31	1,390,927	1,391,482
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 6.68% (TSFR03M + 1.36%) 1/20/31	1,558,583	1,558,912
•Canyon Capital CLO Ltd. Series 2019-2A AR 6.76% (TSFR03M + 1.44%) 10/15/34	7,250,000	7,252,204
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.62% (TSFR03M + 1.31%) 5/15/31	3,767,836	3,770,753
•CBAM Ltd. Series 2020-13A A 7.01% (TSFR03M + 1.69%) 1/20/34	7,000,000	7,000,749
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.56% (TSFR03M + 1.24%) 4/20/31	1,875,862	1,876,984
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	8,000,000	7,954,994
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	5,800,000	5,787,732
LVIP Delaware Limited-Term Diversified Income Fund–4

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	11,500,000	$11,477,965
•Dryden 83 CLO Ltd. Series 2020-83A A 6.78% (TSFR03M + 1.48%) 1/18/32	4,750,000	4,751,910
Enterprise Fleet Financing LLC
Series 2022-2 A2 4.65% 5/21/29	1,616,264	1,603,008
Series 2023-3 A2 6.40% 3/20/30	5,500,000	5,584,123
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,000,000	4,992,641
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,813,545
Series 2022-A B 1.91% 7/15/27	4,800,000	4,519,657
Series 2023-C A3 5.53% 9/15/28	11,000,000	11,104,148
GM Financial Automobile Leasing Trust
Series 2022-1 B 2.23% 2/20/26	5,650,000	5,591,040
Series 2024-1 A3 5.09% 3/22/27	14,650,000	14,640,335
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 B 0.72% 12/15/26	3,600,000	3,465,450
GTE Auto Receivables Trust Series 2023-1 A2 5.65% 8/17/26	1,219,286	1,217,632
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 6.79% (TSFR03M + 1.47%) 1/30/35	4,000,000	3,999,992
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	10,016,356
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 5.05% 1/15/26	5,000,000	4,984,214
Series 2024-A A3 5.02% 3/15/27	5,800,000	5,771,919
•NextGear Floorplan Master Owner Trust Series 2024-1A A1 6.22% (SOFR30A + 0.90%) 3/15/29	11,000,000	11,014,967
•Oaktree CLO Ltd. Series 2019-2A A1AR 6.70% (TSFR03M + 1.38%) 4/15/31	2,000,000	2,000,316
OCCU Auto Receivables Trust Series 2023-1A A2 6.23% 4/15/27	3,480,106	3,490,547
PFS Financing Corp. Series 2024-B A1 4.95% 2/15/29	8,900,000	8,867,468
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.77% (TSFR03M + 1.44%) 10/26/31	4,850,000	$4,852,648
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	11,490,000	11,114,137
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	6,300,000	6,275,265
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	10,150,000	9,929,755
•TRESTLES CLO V Ltd. Series 2021-5A A1 6.75% (TSFR03M + 1.43%) 10/20/34	7,000,000	7,001,316
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	6,500,000	6,338,969
Series 2022-2 A 1.53% 7/20/28	5,000,000	4,843,225
Series 2022-2 B 1.83% 7/20/28	4,800,000	4,656,013
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	3,587,431	3,566,355
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.95% (SOFR30A + 0.63%) 3/22/27	9,500,000	9,520,086
•Zais CLO 16 Ltd. Series 2020-16A A1R 7.00% (TSFR03M + 1.68%) 10/20/34	5,000,000	5,000,325
Total Non-Agency Asset-Backed Securities (Cost $246,669,874)		245,627,742
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.94%
φOBX Trust Series 2023-NQM8 A1 7.05% 9/25/63	3,909,303	3,979,829
φVerus Securitization Trust Series 2023-6 A1 6.67% 9/25/68	6,721,489	6,787,489
Total Non-Agency Collateralized Mortgage Obligations (Cost $10,630,617)		10,767,318
U.S. TREASURY OBLIGATIONS–27.65%
•U.S. Treasury Floating Rate Notes 5.55% 1/31/26 (USBMMY3M + 0.25%)	34,690,000	34,726,082
U.S. Treasury Notes
4.13% 6/15/26	124,135,000	122,913,046
4.25% 3/15/27	122,540,000	121,975,167
4.25% 2/28/29	35,845,000	35,892,607
LVIP Delaware Limited-Term Diversified Income Fund–5

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.63% 2/28/26	990,000	$989,188
Total U.S. Treasury Obligations (Cost $317,096,782)		316,496,090

	Number of Shares
MONEY MARKET FUND–4.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	56,929,618	56,929,618
Total Money Market Fund (Cost $56,929,618)		56,929,618

TOTAL INVESTMENTS–103.39% (Cost $1,192,556,537)	$1,183,644,852

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.39%)	(38,806,156)
NET ASSETS APPLICABLE TO 123,234,493 SHARES OUTSTANDING–100.00%	$1,144,838,696

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2024.

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
1,085	U.S. Treasury 2 yr Notes	$221,865,548	$222,060,274	6/28/24	$—	$(194,726)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
LVIP Delaware Limited-Term Diversified Income Fund–6

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
STACR–Structured Agency Credit Risk
yr–Year
See accompanying notes.
LVIP Delaware Limited-Term Diversified Income Fund–7

LVIP Delaware Limited-Term Diversified Income Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Limited-Term Diversified Income Fund–8

LVIP Delaware Limited-Term Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$14,825,203	$—	$14,825,203
Agency Commercial Mortgage-Backed Security	—	3,896,139	—	3,896,139
Agency Mortgage-Backed Securities	—	39,179,319	—	39,179,319
Corporate Bonds	—	495,923,423	—	495,923,423
Non-Agency Asset-Backed Securities	—	245,627,742	—	245,627,742
Non-Agency Collateralized Mortgage Obligations	—	10,767,318	—	10,767,318
U.S. Treasury Obligations	—	316,496,090	—	316,496,090
Money Market Fund	56,929,618	—	—	56,929,618
Total Investments	$56,929,618	$1,126,715,234	$—	$1,183,644,852
Derivatives:

Liabilities:
Futures Contract	$(194,726)	$—	$—	$(194,726)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Limited-Term Diversified Income Fund–9